Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Right-of-Use Assets	Right-of-use assets:
	Buildings	Vehicles	Total
Balance as at January 1, 2022	4,192	299	4,491
Acquisition through business combinations	627	—	627
Depreciation	3,349	221	3,570
Disposals	95	58	153
Additions	14,419	319	14,738
Remeasurement	459	—	459
Effect of changes in exchange rates	(52)	(1)	(53)
Balance as at December 31, 2022	16,201	338	16,539
Depreciation	4,316	256	4,572
Disposals	293	46	339
Additions	613	316	929
Remeasurement	(536)	—	(536)
Effect of changes in exchange rates	44	7	51
Balance as at December 31, 2023	11,713	359	12,072

Schedule of Maturity Analysis of the Group's Lease Liabilities	Maturity analysis of the Group’s lease liabilities:
	December 31,	December 31,
	2022	2023
Maturity analysis of the Group’s lease liabilities:
Less than one year	4,846	4,473
One to five years	12,189	8,520
Above 5 years	185	222
Total	17,220	13,215

Schedule of Amounts Recognized in Profit or Loss	Amounts recognized in profit or loss
	2021	2022	2023
Interest expenses on lease liability	237	180	477
Expenses relating to leases	1,592	3,723	4,911
	1,829	3,903	5,388